Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic earnings per common share:
Net income									$ 8,599	$ 7,654	$ 4,974
Less preferred stock dividends and accretion of discount									0	0	615
Net income available to common shareholders	$ 1,994	$ 2,540	$ 1,927	$ 2,138	$ 2,001	$ 1,568	$ 2,098	$ 1,987	$ 8,599	$ 7,654	$ 4,359
Basic earnings per share	$ 0.37	$ 0.47	$ 0.35	$ 0.39	$ 0.37	$ 0.29	$ 0.39	$ 0.36	$ 1.58	$ 1.41	$ 0.80
Diluted earnings per common share:
Net income									$ 8,599	$ 7,654	$ 4,974
Less preferred stock dividends and accretion of discount									0	0	615
Net income available to common shareholders	$ 1,994	$ 2,540	$ 1,927	$ 2,138	$ 2,001	$ 1,568	$ 2,098	$ 1,987	$ 8,599	$ 7,654	$ 4,359
Average shares outstanding (in shares)									5,443,284	5,443,344	5,443,344
Effect of dilutive stock options (in shares)									0	0	0
Average shares outstanding including dilutive stock options (in shares)									5,443,284	5,443,344	5,443,344
Diluted earnings per share	$ 0.37	$ 0.47	$ 0.35	$ 0.39	$ 0.37	$ 0.29	$ 0.39	$ 0.36	$ 1.58	$ 1.41	$ 0.80